30. EMPLOYEE BENEFITS (Details 17) - Healthcare plan [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) shares
Possible Increase [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,216
Effect on present value of obligations | shares	(30,300)
Possible Increase [member] | Actuarial assumption of medical inflation [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 4,749
Effect on present value of obligations | shares	72,688
Possible Increase [member] | Actuarial assumption of mortality table [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,123
Effect on present value of obligations | shares	47,797
Possible Decrease [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,339)
Effect on present value of obligations | shares	33,447
Actuarial assumption of medical inflation [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,978)
Effect on present value of obligations | shares	(60,887)
Actuarial assumption of mortality table [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	- 1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (2,925)
Effect on present value of obligations | shares	(44,768)